Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Equity Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 2	0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 3	0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 4	$ 2,712,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 5	1.21
Equity Schedule Of Share-based Compensation, Stock Options, Activity 6	$ 0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 7	$ (426,000)
Equity Schedule Of Share-based Compensation, Stock Options, Activity 8	1.21
Equity Schedule Of Share-based Compensation, Stock Options, Activity 9	$ 2,286,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 10	1.21
Equity Schedule Of Share-based Compensation, Stock Options, Activity 11	4.40
Equity Schedule Of Share-based Compensation, Stock Options, Activity 12	$ 0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 13	$ 960,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 14	0.99
Equity Schedule Of Share-based Compensation, Stock Options, Activity 15	$ 0
Equity Schedule Of Share-based Compensation, Stock Options, Activity 16	$ (328,000)
Equity Schedule Of Share-based Compensation, Stock Options, Activity 17	1.21
Equity Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 2,918,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 19	1.14
Equity Schedule Of Share-based Compensation, Stock Options, Activity 20	3.40
Equity Schedule Of Share-based Compensation, Stock Options, Activity 21	$ 996,860
Equity Schedule Of Share-based Compensation, Stock Options, Activity 22	$ 2,740,000
Equity Schedule Of Share-based Compensation, Stock Options, Activity 23	1.14
Equity Schedule Of Share-based Compensation, Stock Options, Activity 24	3.40
Equity Schedule Of Share-based Compensation, Stock Options, Activity 25	$ 940,656
Equity Schedule Of Share-based Compensation, Stock Options, Activity 26	$ 805,200
Equity Schedule Of Share-based Compensation, Stock Options, Activity 27	1.21
Equity Schedule Of Share-based Compensation, Stock Options, Activity 28	3.40
Equity Schedule Of Share-based Compensation, Stock Options, Activity 29	$ 217,404